Debt - Principal Maturity Schedule (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 8,235	$ 156,906
2014	6,392	6,392
2015	72,625	72,625
2016	404,696	476,696
2017	99,963	99,963
Thereafter	522,373	222,374
Total	$ 1,114,284	$ 1,034,956	$ 636,558